OTHER ASSETS AND LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
OTHER ASSETS AND LIABILITIES
OTHER ASSETS AND LIABILITIES
8.	OTHER ASSETS AND LIABILITIES

Other Long-Term Assets — Other long-term assets consisted of the following at the reported balance sheet dates (in thousands):

	As of March 31,	As of December 31,
	2022	2021
Long term note receivable from a related party	$24,000	$24,000
Minority and other investments	10,525	10,621
Other	6,700	6,471
	$41,225	$41,092

Accrued Expenses — Accrued expenses at the reported balance sheet dates are summarized below (in thousands):

	As of March 31,	As of December 31,
	2022	2021
Accrued compensation and related costs	$19,644	$38,232
Lease Liabilities	10,670	—
Accrued contingent consideration	9,790	9,456
Interest payable	8,802	9,750
Other	5,129	9,131
	$54,035	$66,569

Other Long-Term Liabilities — Other long-term liabilities consisted of the following at the reported balance sheet dates (in thousands):

	As of March 31,	As of December 31,
	2022	2021
Derivative liabilities (net of current portion)	$1,857	$13,073
Accrued Contingent Consideration (net of current portion)	4,680	4,583
Other	3,196	9,305
	$9,733	$26,961

8.    OTHER ASSETS AND LIABILITIES

Other Long-Term Assets — Other long-term assets consisted of the following at the reported balance sheet dates (in thousands):

	December 31,
	2021	2020
Long term note receivable from a related party (Note 2)	$24,000	$24,000
Minority and other investments (Note 2)	10,621	11,292
Tax benefit (Note 17)	3,300	3,500
Equity method investment	1,207	2,291
Long term deposits	1,754	2,071
Other	210	201
	$41,092	$43,355

Accrued Expenses — Accrued expenses at the reported balance sheet dates are summarized below (in thousands):

	December 31,
	2021	2020
Accrued compensation and related costs	$38,232	$16,949
Interest payable	9,750	9,750
Accrued contingent consideration	9,456	—
Accrued legal costs	3,436	1,483
Accrued taxes	1,762	1,006
Accrued restructuring	1,033	4,702
Derivative liabilities	686	1,827
Other	2,214	1,342
	$66,569	$37,059

Other Long-Term Liabilities — Other long-term liabilities consisted of the following at the reported balance sheet dates (in thousands):

	December 31,
	2021	2020
Derivative liabilities (net of current portion)	$13,073	$31,325
Accrued contingent consideration (net of current portion)	4,583	—
Deferred rent (net of current portion)	3,370	3,953
Deferred revenue (net of current portion)	3,387	948
Accrued restructuring (net of current portion)	1,441	1,995
Other	1,107	1,327
	$26,961	$39,548